UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                        MCKEE INTERNATIONAL
                                                                          EQUITY PORTFOLIO
                                                                          JANUARY 31, 2006
                                                                               (UNAUDITED)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.5%
------------------------------------------------------------------------------------------
                                                                  SHARES         VALUE
                                                              --------------  ------------
AUSTRALIA -- 2.0%
    CSL                                                               39,715  $  1,306,849
    National Australia Bank                                          150,000     3,844,292
                                                                              ------------
                                                                                 5,151,141
                                                                              ------------
AUSTRIA -- 1.2%
    Wienerberger                                                      70,000     3,083,835
                                                                              ------------
BELGIUM -- 1.5%
    Fortis                                                           115,000     3,998,021
                                                                              ------------
CANADA -- 1.7%
    Alcan                                                             90,000     4,368,932
                                                                              ------------
FINLAND -- 1.6%
    Nokia                                                            220,000     4,020,546
                                                                              ------------
FRANCE -- 12.8%
    AXA                                                              125,000     4,234,870
    BNP Paribas                                                       50,000     4,456,479
    Sanofi-Aventis                                                    50,000     4,580,945
    STMicroelectronics                                               265,000     4,891,199
    Suez                                                             120,000     4,435,593
    Total                                                             25,000     6,897,222
    Vivendi Universal                                                115,000     3,600,034
                                                                              ------------
                                                                                33,096,342
                                                                              ------------
GERMANY -- 8.4%
    Allianz                                                           20,000     3,221,537
    BASF                                                              40,000     3,150,379
    Bayerische Moteren Werke                                          65,000     2,938,544
    E.ON (A)                                                          42,000     4,688,484
    MAN                                                               70,000     4,019,696
    Siemens (A)                                                       40,000     3,645,813
                                                                              ------------
                                                                                21,664,453
                                                                              ------------
HONG KONG -- 1.7%
    Henderson Land Development                                       850,000     4,342,898
                                                                              ------------
INDIA -- 1.0%
    Infosys Technologies ADR                                          35,000     2,669,450
                                                                              ------------
ITALY -- 2.7%
    Mediaset                                                         275,000     3,215,769
    Telecom Italia, Ordinary Shares                                  800,000     2,246,454
    Telecom Italia, Savings Shares                                   675,000     1,590,125
                                                                              ------------
                                                                                 7,052,348
                                                                              ------------
JAPAN -- 25.4%
    Asahi Breweries                                                  350,000     4,400,974
    Asahi Glass                                                      350,000     5,070,687
    Astellas Pharma                                                  115,000     4,764,447
    Bridgestone                                                      175,000     3,565,327
    Canon                                                             70,000     4,233,546
    East Japan Railway                                                   700     4,873,361
    Fanuc                                                             40,000     3,529,663


THE ADVISORS' INNER CIRCLE FUND                                        MCKEE INTERNATIONAL
                                                                          EQUITY PORTFOLIO
                                                                          JANUARY 31, 2006
                                                                               (UNAUDITED)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------------
                                                                  SHARES          VALUE
                                                              --------------  ------------
JAPAN -- CONTINUED
    Komatsu                                                          190,000  $  3,513,860
    Kubota                                                           350,000     3,342,587
    Mitsubishi UFJ Financial Group                                       400     5,774,570
    Nippon Meat Packers (A)                                          200,000     2,092,854
    Nippon Oil                                                       375,000     2,982,318
    Nippon Yusen                                                     600,000     4,443,685
    Oji Paper (A)                                                    600,000     3,510,870
    Osaka Gas                                                        810,000     2,919,916
    Promise                                                           43,500     2,526,801
    Shionogi                                                         275,000     4,160,296
                                                                              ------------
                                                                                65,705,762
                                                                              ------------
NETHERLANDS -- 2.8%
    Aegon                                                            220,000     3,553,041
    TNT                                                              110,000     3,609,141
                                                                              ------------
                                                                                 7,162,182
                                                                              ------------
PORTUGAL -- 1.4%
    Portugal Telecom                                                 375,000     3,761,293
                                                                              ------------
SINGAPORE -- 1.7%
    DBS Group Holdings                                               425,000     4,300,734
                                                                              ------------
SPAIN -- 2.4%
    Inditex                                                           85,000     2,917,901
    Repsol YPF (A)                                                   120,000     3,250,923
                                                                              ------------
                                                                                 6,168,824
                                                                              ------------
SWEDEN -- 1.7%
    Nordea Bank                                                      400,000     4,327,385
                                                                              ------------
SWITZERLAND -- 5.3%
    Credit Suisse Group                                              110,000     6,409,726
    Novartis                                                          85,000     4,657,716
    Swiss Reinsurance                                                 35,000     2,596,792
                                                                              ------------
                                                                                13,664,234
                                                                              ------------
TAIWAN -- 1.6%
    Taiwan Semiconductor Manufacturing ADR                           377,997     4,082,368
                                                                              ------------
UNITED KINGDOM -- 21.6%
    Barclays                                                         390,000     4,165,897
    BG Group                                                         350,000     3,950,128
    Cadbury Schweppes                                                250,000     2,452,723
    Cadbury Schweppes ADR                                             20,000       796,600
    Diageo                                                           230,000     3,419,504
    GlaxoSmithKline ADR                                               80,000     4,099,200
    Hilton Group                                                     450,000     2,913,275
    Kingfisher                                                     1,100,000     4,643,289
    Lloyds TSB Group                                                 475,000     4,301,374
    Persimmon                                                        140,000     3,127,755
    Royal Bank of Scotland Group                                     140,000     4,329,589
    Royal Dutch Shell, Cl B                                           86,199     3,088,603
    Royal Dutch Shell ADR, Cl B                                       60,339     4,332,340
    Scottish Power                                                   200,000     2,036,826
    Scottish Power ADR                                                40,000     1,629,600


THE ADVISORS' INNER CIRCLE FUND                                        MCKEE INTERNATIONAL
                                                                          EQUITY PORTFOLIO
                                                                          JANUARY 31, 2006
                                                                               (UNAUDITED)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
------------------------------------------------------------------------------------------
                                                                SHARES/FACE
                                                                  AMOUNT/
                                                                 CONTRACTS        VALUE
                                                              --------------  ------------
UNITED KINGDOM -- CONTINUED
    Tate & Lyle                                                      325,000  $  3,327,172
    Trinity Mirror                                                   300,000     3,263,188
                                                                              ------------
                                                                                55,877,063
                                                                              ------------
    TOTAL COMMON STOCK
        (Cost $183,529,030)                                                    254,497,811
                                                                              ------------
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.2%
------------------------------------------------------------------------------------------
    Lehman Brothers
        4.570%, dated 01/31/06, to be repurchased on
        02/01/06, repurchase price $11,798,994
        (collateralized by a Collateralized Mortgage
        Obligation, par value $12,670,000, 5.952%,
        12/01/35, with total market value $12,389,215) (B)       $11,797,496    11,797,496
    Morgan Stanley
        4.000%, dated 01/31/06, to be repurchased on
        02/01/06, repurchase price $4,336,837 (collateralized
        by a U.S. Treasury Bond, par value $3,585,238,
        12.000%, 08/15/13, with total market value $4,423,104)     4,336,355     4,336,355
                                                                              ------------
    TOTAL REPURCHASE AGREEMENTS
        (Cost $16,133,851)                                                      16,133,851
                                                                              ------------
    Total Investments -- 104.7%
        (Cost $199,662,881)+                                                  $270,631,662
                                                                              ============
------------------------------------------------------------------------------------------
WRITTEN OPTIONS -- (0.1)%
------------------------------------------------------------------------------------------
    Taiwan Semiconductor January 2007, $10 Call (Premiums
    Received $(228,047))                                              (1,800) $   (405,000)
                                                                              ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $258,437,606.

  (A) THESE SECURITIES OR PARTIAL POSITIONS OF THESE SECURITIES WERE ON LOAN AT
      JANUARY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $11,797,496.

  (B) THE SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON
      LOAN AT JANUARY 31, 2006.

  ADR AMERICAN DEPOSITARY RECEIPT

   CL CLASS

    + AT JANUARY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
      WAS $199,662,881 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
      $72,747,769 AND $(1,778,988) RESPECTIVELY.

      FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF
      INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO
      THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                               CSM-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             ------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.